Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Unrecognized Tax Benefits Roll Forward
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	December 31,
	2014	2013
Unrecognized tax benefit—January 1	$623	$—
Additions for tax positions of current period	—	333
Additions for tax positions of prior periods	—	290
Other	—	—
Unrecognized tax benefit—December 31	$623	$623

Schedule of Effective Income Tax Rate Reconciliation
Reconciliations of the differences between the benefit for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	Years Ended December 31,
	2014		2013
	Amount	Percent of Pretax Income	Amount	Percent of Pretax Income
Income taxes from continuing operations at statutory rate	$(2,301)	34.0%	$(10,848)	34.0%
State income taxes	(471)	7.0%	(116)	0.5%
Beneficial conversion feature on convertible notes	—	—%	3,673	(11.5)%
Stock warrant derivative liability	(3,427)	50.6%	2,686	(8.4)%
Debt discount amortization	—	—%	392	(1.2)%
Deemed contribution interest	—	—%	1,516	(4.8)%
Provision to return adjustments	—	—%	(190)	0.6%
Stock-based compensation	268	(4.0)%	41	(0.1)%
Expiration of capital losses carryforward.	—	—%	1,511	(4.7)%
Change in statutory state income tax rate	—	—%	936	(2.9)%
Change in reserve for uncertain tax positions	—	—%	623	(2.0)%
R&D tax credits	(320)	4.7%	—	—%
Other	(190)	2.8%	(5)	—%
Increase (decrease) in valuation allowance	5,275	(77.9)%	(794)	2.5%
Total	$(1,166)	17.2%	$(575)	1.8%

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	December 31,
	2014	2013
Current deferred tax assets:
Accrued expenses	$1,052	$612
Stock-based compensation	336	241
Assets of discontinued operations, net of liabilities	1,882	1,938
Other	15	25
	3,285	2,816
Noncurrent deferred tax assets (liabilities)
Net operating loss carryforwards	29,981	26,286
Research and development credits	2,684	2,373
Deferred financing costs	—	(800)
	32,665	27,859
Total deferred tax assets	35,950	30,675
Valuation allowance	(35,950)	(30,675)
Net deferred tax assets	$—	$—